Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)		Average Compensation Actually Paid to Non-PEO NEOs(3)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(4)	Net Income (Loss) (millions)(5)
2025	$2,887,256	$3,555,640	$1,552,918		$3,285,920		$37	$(33)
2024	1,380,197	807,503	1,897,806	(6)	1,432,093	(6)	21	(121)
2023	1,122,585	(1,904,079)	1,221,446		(1,829,434)		31	(154)
(1)	Dr. Rosenwald was the Registrant’s PEO for each of the 2025, 2024 and 2023 fiscal years.
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Unvested Awards Granted During 2025	Vesting Date Value of Awards that were Granted and Vested in 2025	Year-Over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	Change in Value of Awards Vesting During 2025 that were Granted in Prior Years	Total Adjustments
2025	$(2,199,592)	$2,179,900	$50,000	$(52,449)	$690,523	$668,382

(3)	For the 2025, 2024 and 2023 fiscal years, our Non-PEO NEOs were: David Jin and Michael S. Weiss. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Unvested Awards Granted During 2025	Vesting Date Value of Awards that were Granted and Vested in 2025	Year-Over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	Change in Value of Awards Vesting During 2025 that were Granted in Prior Years	Total Adjustments
2025	$(894,548)	$873,540	$28,992	$931,923	$793,094	$1,733,002

(4)	Represents the cumulative TSR for a $100 investment in Fortress’ common stock, assuming such investment occurred on December 31, 2022 and all dividends were reinvested.
(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
(6)	Includes adjustment to the bonus amount awarded to, and cash fees earned by, Mr. Jin for 2024 as reflected in the Summary Compensation Table for 2024, as described in footnotes 4 and 5 to the Summary Compensation Table. No additional reconciliation for fiscal year 2024 is provided because the corrections are tied to cash-based compensation.

Named Executive Officers, Footnote	YearYear
PEO Total Compensation Amount	$ 2,887,256	$ 1,380,197	$ 1,122,585
PEO Actually Paid Compensation Amount	$ 3,555,640	807,503	(1,904,079)
Adjustment To PEO Compensation, Footnote
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Unvested Awards Granted During 2025	Vesting Date Value of Awards that were Granted and Vested in 2025	Year-Over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	Change in Value of Awards Vesting During 2025 that were Granted in Prior Years	Total Adjustments
2025	$(2,199,592)	$2,179,900	$50,000	$(52,449)	$690,523	$668,382

Non-PEO NEO Average Total Compensation Amount	$ 1,552,918	1,897,806	1,221,446
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,285,920	1,432,093	(1,829,434)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Unvested Awards Granted During 2025	Vesting Date Value of Awards that were Granted and Vested in 2025	Year-Over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	Change in Value of Awards Vesting During 2025 that were Granted in Prior Years	Total Adjustments
2025	$(2,199,592)	$2,179,900	$50,000	$(52,449)	$690,523	$668,382

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Net Income (Loss)	$ 37,000,000	$ 21,000,000	$ 31,000,000
PEO Name	Year	Year	Year
Equity Awards Adjustments, Footnote
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Unvested Awards Granted During 2025	Vesting Date Value of Awards that were Granted and Vested in 2025	Year-Over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	Change in Value of Awards Vesting During 2025 that were Granted in Prior Years	Total Adjustments
2025	$(2,199,592)	$2,179,900	$50,000	$(52,449)	$690,523	$668,382

(3)	For the 2025, 2024 and 2023 fiscal years, our Non-PEO NEOs were: David Jin and Michael S. Weiss. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Unvested Awards Granted During 2025	Vesting Date Value of Awards that were Granted and Vested in 2025	Year-Over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	Change in Value of Awards Vesting During 2025 that were Granted in Prior Years	Total Adjustments
2025	$(894,548)	$873,540	$28,992	$931,923	$793,094	$1,733,002

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 668,382
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,199,592)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,179,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,449)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,523
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,733,002
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(894,548)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	873,540
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	931,923
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,992
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 793,094